Reorganization	12 Months Ended
Dec. 31, 2023
Reorganization [Abstract]
Reorganization
4.
REORGANIZATION

On July 31, 2023, at the annual general and special meeting of the Company, the Company’s shareholders approved a separation into Lithium Americas (Argentina) Corp. and Lithium Americas (NewCo), pursuant to a statutory plan of arrangement. On August 4, 2023, the Company obtained a final order from the Supreme Court of British Columbia approving the plan of arrangement and the Separation became effective on October 3, 2023. Upon completion of the Separation on October 3, 2023, the Company transferred its North American business, including, among other assets, its Thacker Pass Project and $275,499 of cash to Lithium Americas (NewCo), and the Company changed its name to Lithium Americas (Argentina) Corp. Pursuant to the plan of arrangement, each shareholder received one common share of Lithium Argentina and one common share of Lithium Americas (NewCo) in exchange for each common share of the Company previously held. The Company has no further interest in Lithium Americas (NewCo) subsequent to the Separation. As part of the approval of the Separation, the Company’s shareholders also approved amendments to the equity incentive plan to allow holders of restricted share units, performance share units and deferred share units to receive on Separation one similar instrument in each of Lithium Argentina (subject to adjustment) and Lithium Americas (NewCo).

In accordance with IFRS 5, Non-Current Assets Held for Sales and Discontinued Operations, the operations of Lithium Americas (NewCo) have been classified as discontinued operations for the years ended December 31, 2023, and December 31, 2022, in the consolidated statement of comprehensive income (loss).

As at October 3, 2023, the carrying value of Lithium Americas (NewCo) which was distributed comprised the following assets and liabilities:

$
Assets
Cash and cash equivalents	275,499
Receivables, prepaids and deposits	16,877
Property, plant and equipment	131,182
Exploration and evaluation assets	770
Investment in Green Technology Metals	3,590
Investment in Ascend Elements	8,582
Assets distributed upon separation	436,500

Liabilities
Accounts payable and accrued liabilities	(17,157)
Current portion of long-term liabilities	(808)
GM transaction derivative liability	(370)
Decommissioning provision	(601)
Other liabilities	(4,617)
Liabilities distributed upon separation	(23,553)

Net assets distributed upon separation	412,947

4.
REORGANIZATION (continued)

The results and cash flows of Lithium Americas (NewCo) for the period from January 1, 2023 to October 3, 2023, and for the year ended December 31, 2022 presented as discontinued operations are as follows:

	Period from January 1, 2023 to October 3, 2023	Year Ended December 31, 2022
	$	$
EXPENSES
Exploration and evaluation expenditures	(5,779)	(44,464)
General and administrative	(8,073)	(9,544)
Equity compensation	(5,309)	(4,036)
	(19,161)	(58,044)
OTHER ITEMS
Transaction costs	(10,095)	-
Gain/(loss) on financial instruments measured at fair value	32,545	(2,564)
Finance costs	(43)	(447)
Other (loss)/income	(10)	14
Gain on distribution of assets upon separation	1,267,552	-
	1,289,949	(2,997)

INCOME/(LOSS) FROM DISCONTINUED OPERATIONS	1,270,788	(61,041)

	Years Ended December 31,
	2023	2022
	$	$
Cash used in operating activities by discontinued operations	(30,679)	(48,453)
Cash used by investing activities by discontinued operations	(116,804)	(20,320)
Cash provided/(used) in financing activities by discontinued operations	302,755	(374)

The Separation was accounted for as a distribution of assets to shareholders pursuant to IFRIC 17, Distribution of Non-Cash Assets to Owners whereby a dividend was recognized in deficit measured at the fair value of the net assets distributed with a corresponding dividend payable. The dividend payable was then settled through the distribution of the net assets. The fair value of the net assets distributed was $1,680,501, determined based on the share price of Lithium Americas (Newco) on October 4, 2023. The difference of $1,267,552 between the fair value of the dividend and the carrying value of the net assets was recognized as a gain on distribution of assets within discontinued operations on the statement of comprehensive income (loss). Additionally, the Company had incurred $15,647 in transaction costs in connection with the equity transactions associated with the Separation which were included in equity as a cost of the asset distribution upon separation.

In connection with the second tranche of the $650,000 investment by GM (Note 11), the Company’s shareholders passed two resolutions at the July 31, 2023 annual general and special meeting approving: (a) the ownership by GM and its affiliates of more than 20% of the issued and outstanding shares of the Company (or following the Separation, Lithium Americas (NewCo)); and (b) $27.74 per share (as adjusted for the Separation) as the maximum subscription price at which the second tranche of GM’s investment would be made.

4.
REORGANIZATION (continued)

GM’s offtake agreement with the Company was assigned to Lithium Americas (NewCo). The second tranche alternative exercise warrants previously issued to GM by the Company and the second tranche subscription agreement between GM and the Company ceased to be effective in accordance with the terms of those agreements.

Pursuant to the indenture governing the terms of the Convertible Notes (the “Indenture”) (Note 12), the holders of Convertible Notes, at their election, were permitted to surrender Convertible Notes for conversion (i) into common shares of the Company during the approximate 30-trading day period prior to the closing of the Separation and (ii) into Lithium Argentina common shares during the period from and after the closing of the Separation until approximately the 35th trading day after the closing of the Separation. The Conversion Rate (as defined in the Indenture) for the Convertible Notes was initially 21.2307 common shares per $1,000 principal amount of Convertible Notes. Pursuant to the terms and conditions of the Indenture, the Conversion Rate for the Convertible Notes was adjusted on October 17, 2023, to 52.6019 common shares of the Company per $1,000 principal amount of the Convertible Notes based on the trading prices of Lithium Argentina common shares and Lithium Americas (NewCo) common shares over the preceding 10-trading day period. None of the Convertible Notes were surrendered for conversion during the permitted conversion period.